DERIVATIVE LIABILITIES (Details 3)	6 Months Ended
Dec. 25, 2021 $ / shares
Disclosure Derivative Liabilities Abstract
Expected Stock Price Volatility	52.60%
Risk-Free Annual Interest Rate	0.06%
Expected Life	2 months 23 days
Share Price	$ 0.23
Exercise Price	$ 0.39